Document and Entity Information	Apr. 21, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001850906
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Registrant Name	Singular Genomics Systems, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40443
Entity Tax Identification Number	81-2948451
Entity Address, Address Line One	10931 N. Torrey Pines Road
Entity Address, Address Line Two	Suite #100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	333-7830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OMIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false